UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Discovery Capital Management, LLC

Address: 20 Marshall Street
         South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kip Allardt
Title:   Chief Operating Officer
Phone:   (203) 838-3188


Signature, Place and Date of Signing:

/s/ Kip Allardt           South Norwalk, Connecticut         November 16, 2009
--------------------    ------------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: $1,093,414
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number      Name

1.     028-12213                 Discovery Global Opportunity Master Fund, Ltd.


                                                      FORM 13F INFORMATION TABLE
                                                         September 30, 2009


COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X 1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------         -----      --------  -------   --- ----   ----------  --------  ----    ------  ----
AMERICAN DAIRY INC             COM              025334103    2,714       95,800 SH        SOLE        NONE          95,800
APPLE INC                      COM              037833100  142,197      767,182 SH        SOLE        NONE         767,182
ASML HOLDING N V               NY REG SHS       N07059186   28,958      979,300 SH        SOLE        NONE         979,300
BANCO BRADESCO S A             SP ADR PFD NEW   059460303   27,255    1,370,300 SH        SOLE        NONE       1,370,300
BANCO MACRO SA                 SPON ADR B       05961W105    1,473       61,000 SH        SOLE        NONE          61,000
BARRICK GOLD CORP              COM              067901108   14,819      391,000 SH        SOLE        NONE         391,000
CBS CORP NEW                   CL B             124857202   45,700    3,792,500 SH        SOLE        NONE       3,792,500
CEMEX SAB DE CV                SPON ADR NEW     151290889   15,798    1,222,788 SH        SOLE        NONE       1,222,788
CITIGROUP INC                  COM              172967101      445       92,000 SH        SOLE        NONE          92,000
CITIZENS REPUBLIC BANCORP IN   COM              174420109   10,129   13,327,095 SH        SOLE        NONE      13,327,095
CORE LABORATORIES N V          COM              N22717107   21,154      205,199 SH        SOLE        NONE         205,199
CREDICORP LTD                  COM              G2519Y108  148,607    1,911,097 SH        SOLE        NONE       1,911,097
DEERE & CO                     COM              244199105    9,318      217,100 SH        SOLE        NONE         217,100
DRIL-QUIP INC                  COM              262037104    6,180      124,500 SH        SOLE        NONE         124,500
EMCORE CORP                    COM              290846104   20,331    1,352,700 SH        SOLE        NONE       1,352,700
EMPRESA DIST Y COMERCIAL NOR   SPON ADR         29244A102      536       68,700 SH        SOLE        NONE          68,700
GOLDMAN SACHS GROUP INC        COM              38141G104   73,611      399,300 SH        SOLE        NONE         399,300
GOOGLE INC                     CL A             38259P508  101,481      204,660 SH        SOLE        NONE         204,660
ISHARES INC                    MSCI TAIWAN      464286731   27,344    2,219,500 SH        SOLE        NONE       2,219,500
ISHARES TR INDEX               MSCI EMERG MKT   464287234   84,493    2,171,500 SH        SOLE        NONE       2,171,500
JPMORGAN CHASE & CO            COM              46625H100   30,608      698,500 SH        SOLE        NONE         698,500
LAZARD LTD                     SHS A            G54050102    9,567      231,600 SH        SOLE        NONE         231,600
LEAP WIRELESS INTL INC         COM NEW          521863308   15,984      817,600 SH        SOLE        NONE         817,600
LIHIR GOLD LTD                 SPONSORED ADR    532349107    9,091      362,900 SH        SOLE        NONE         362,900
MARKET VECTORS ETF TR          INDONESIA ETF    57060U753      592       10,000 SH        SOLE        NONE          10,000
MATRIXX INITIATIVES INC        COM              57685L105      284       50,000 SH        SOLE        NONE          50,000
METROPCS COMMUNICATIONS INC    COM              591708102   13,909    1,486,000 SH        SOLE        NONE       1,486,000
MGIC INVT CORP WIS             COM              552848103    4,646      627,000 SH        SOLE        NONE         627,000
MORGAN STANLEY                 COM NEW          617446448   31,112    1,007,500 SH        SOLE        NONE       1,007,500
NATIONAL OILWELL VARCO INC     COM              637071101    6,608      153,200 SH        SOLE        NONE         153,200
NII HLDGS INC                  CL B NEW         62913F201    5,802      193,000 SH        SOLE        NONE         193,000
POPULAR INC                    COM              733174106    2,867    1,013,200 SH        SOLE        NONE       1,013,200
RESEARCH IN MOTION LTD         COM              760975102   12,883      190,500 SH        SOLE        NONE         190,500
ROVI CORP                      COM              779376102   13,994      416,500 SH        SOLE        NONE         416,500
SILVER WHEATON CORP            COM              828336107   12,026      955,200 SH        SOLE        NONE         955,200
TELECOM ARGENTINA S A          SPON ADR REP B   879273209   17,047    1,066,097 SH        SOLE        NONE       1,066,097
TEXAS INSTRS INC               COM              882508104   78,723    4,209,800 SH        SOLE        NONE       4,209,800
TRANSOCEAN LTD                 REG SHS          H8817H100   20,664      241,600 SH        SOLE        NONE         241,600
WEATHERFORD INTERNATIONAL LT   REG              H27013103   18,844      909,000 SH        SOLE        NONE         909,000
XTO ENERGY INC                 COM              98385X106    5,620      136,000 SH        SOLE        NONE         136,000



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